Underwriting Information - Gross Written Premiums by State (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2019	Sep. 30, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Gross written premiums
Amount	$ 66,242	$ 39,994	$ 178,619	$ 111,348	$ 154,891	$ 120,234	$ 82,287
% of GWP	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%
California
Gross written premiums
Amount	$ 36,789	$ 20,785	$ 99,543	$ 58,211	$ 82,119	$ 64,231	$ 44,999
% of GWP	55.50%	52.00%	55.70%	52.20%	53.00%	53.40%	54.70%
Texas
Gross written premiums
Amount	$ 11,239	$ 8,318	$ 32,678	$ 24,164	$ 32,568	$ 29,273	$ 25,286
% of GWP	17.00%	20.80%	18.30%	21.70%	21.00%	24.40%	30.70%
Hawaii
Gross written premiums
Amount	$ 3,675	$ 2,614	$ 8,688	$ 6,130	$ 8,128	$ 5,323	$ 2,872
% of GWP	5.50%	6.50%	4.90%	5.50%	5.20%	4.40%	3.50%
Washington
Gross written premiums
Amount	$ 2,910	$ 1,731	$ 6,430	$ 3,798	$ 5,658	$ 2,803	$ 1,513
% of GWP	4.40%	4.30%	3.60%	3.40%	3.70%	2.30%	1.80%
Oregon
Gross written premiums
Amount	$ 2,153	$ 1,506	$ 5,279	$ 3,901	$ 5,286	$ 4,250	$ 3,278
% of GWP	3.30%	3.80%	3.00%	3.50%	3.40%	3.60%	4.00%
Mississippi
Gross written premiums
Amount	$ 1,315	$ 629	$ 3,383	$ 1,766
% of GWP	2.00%	1.60%	1.90%	1.60%
Illinois
Gross written premiums
Amount	$ 1,269	$ 1,104	$ 3,524	$ 3,285	$ 4,403	$ 4,854	$ 332
% of GWP	1.90%	2.80%	2.00%	3.00%	2.80%	4.00%	0.40%
South Carolina
Gross written premiums
Amount	$ 1,258	$ 690	$ 4,614	$ 2,336	$ 3,208	$ 1,706	$ 674
% of GWP	1.90%	1.70%	2.50%	2.10%	2.10%	1.40%	0.80%
Oklahoma
Gross written premiums
Amount					$ 1,261	$ 1,302	$ 1,030
% of GWP					0.80%	1.10%	1.30%
Other
Gross written premiums
Amount	$ 5,634	$ 2,617	$ 14,480	$ 7,757	$ 12,260	$ 6,492	$ 2,303
% of GWP	8.50%	6.50%	8.10%	7.00%	8.00%	5.40%	2.80%